 							   File Number: 33-84546
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933

                                                                   July 31, 2019


                      PIONEER MID CAP VALUE VCT PORTFOLIO


                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2019


PORTFOLIO SUMMARY
The following replaces the corresponding information under the heading "Management" in the section entitled "Portfolio summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Timothy P. Stanish, Vice President of Amundi
                       Pioneer (lead portfolio manager) (portfolio
                       manager of the portfolio since 2018); and
                       Raymond Haddad, Vice President of Amundi
                       Pioneer (portfolio manager of the portfolio
                       since 2018)

MANAGEMENT
The following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the portfolio is the responsibility of Timothy P. Stanish, Vice President of Amundi Pioneer (lead portfolio manager) (portfolio manager of the portfolio since 2018); and Raymond Haddad, Vice President of Amundi Pioneer (portfolio manager of the portfolio since 2018). The domestic equity team supports Mr. Stanish and Mr. Haddad. Members of this team manage other Pioneer funds investing primarily in U.S. equity securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Amundi Pioneer's affiliates. Mr. Stanish joined Amundi Pioneer in 2018. Prior to joining Amundi Pioneer, he was at EVA Dimensions LLC, where he served as Managing Director and Global Head of Fundamental Research from 2015 to 2018 and as a Senior Equity Analyst from 2012 to 2015. Mr. Haddad joined Amundi Pioneer in 2014. Prior to joining Amundi Pioneer, he was a General Partner at Cedrus Capital Management from 2011 to 2014.

                                                                   31711-00-0719
                                (Copyright)2019 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                   July 31, 2019


                      PIONEER MID CAP VALUE VCT PORTFOLIO


             SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED MAY 1, 2019


PORTFOLIO SUMMARY
The following replaces the corresponding information under the heading "Management" in the section entitled "Portfolio summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Timothy P. Stanish, Vice President of Amundi
                       Pioneer (lead portfolio manager) (portfolio
                       manager of the portfolio since 2018); and
                       Raymond Haddad, Vice President of Amundi
                       Pioneer (portfolio manager of the portfolio
                       since 2018)

                                                                   31710-00-0719
                                (Copyright)2019 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC